Comparative figures	12 Months Ended
Jun. 30, 2021
Comparative figures
Comparative figures

25    Comparative figures

The Group has initially applied IFRS 16 at July 1, 2019. Under the cumulative effect method, comparative information is not restated. See note 4(o).

As mentioned in note 21, as a result of business combinations under common control, the financial statements of the Group for period prior to the combinations have been restated to include the financial statements items of Jinhua Hailiang Foreign Language School and Feicheng Education Investment as if the entities or businesses had been consolidated at the earliest balance sheet date presented or when they first came under common control, whichever is later.

As mentioned in note 9, the Consolidated Statements of Profit or Loss and Other Comprehensive Income has been represented to show the discontinued operation separately from continuing operations.